Expense Example, No Redemption {- Fidelity Advisor® High Income Advantage Fund} - 10.31 Fidelity Advisor High Income Advantage Fund - AMCIZ PRO-12 - Fidelity Advisor® High Income Advantage Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor High Income Advantage Fund-Class A
Expense Example, No Redemption:
1 Year	$ 497
3 Years	703
5 Years	925
10 Years	1,564
Fidelity Advisor High Income Advantage Fund-Class M
Expense Example, No Redemption:
1 Year	497
3 Years	703
5 Years	925
10 Years	1,564
Fidelity Advisor High Income Advantage Fund-Class C
Expense Example, No Redemption:
1 Year	178
3 Years	553
5 Years	953
10 Years	1,869
Fidelity Advisor High Income Advantage Fund - Class I
Expense Example, No Redemption:
1 Year	76
3 Years	237
5 Years	411
10 Years	918
Class Z
Expense Example, No Redemption:
1 Year	65
3 Years	205
5 Years	357
10 Years	$ 798